Average Annual Total Returns - Delaware Tax-Free Arizona Fund	Bloomberg Barclays Municipal Bond Index 1 year	Bloomberg Barclays Municipal Bond Index 5 years	Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	7.54%	3.53%	4.34%	2.37%	2.32%	3.58%	2.37%	2.32%	3.56%	2.74%	2.52%	3.58%	5.33%	2.47%	3.28%	7.41%	3.54%	4.90%	Dec. 31, 2013